Supplemental Cash Flow Information - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Statement [Line Items]
Diverted Profits Tax Paid		$ 379
Payment of tax under diverted profit tax regime	$ 216	1,066
LSEG [member]
Statement [Line Items]
Diverted Profits Tax Paid	54	269
HMRC [member]
Statement [Line Items]
Diverted Profits Tax Paid	31	79
HMRC Total [member]
Statement [Line Items]
Payment of tax under diverted profit tax regime	$ 85	$ 348